Additional Paid in Capital	12 Months Ended
Sep. 30, 2025
Additional Paid in Capital [Abstract]
ADDITIONAL PAID IN CAPITAL

Note 16 ADDITIONAL PAID IN CAPITAL

As of September 30, 2025 and 2024, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Group’s subsidiaries.

The shareholders of the Group made capital contribution of nil, nil and $1,835,297 for the years ended September 30, 2025, 2024 and 2023.